Equity - Schedule of Treasury Shares (Detail) - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Number of shares, Beginning Balance	384,529	265,461
Transfers	(347,632)	(358,732)
Number of shares, End of Balance	349,999	384,529
Beginning Balance	R$ 11,959	R$ 13,182
Transfers	(5,678)	(17,421)
Repurchase	3,923	16,198
Ending Balance	R$ 10,204	R$ 11,959
Repurchase	313,102	477,800